UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31,2007

Date of reporting period: June 30,2006

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 06/30/06 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2006

Shares		Value

COMMON STOCKS (71.4%)
	ADVERTISING (1.1%)
10,700	aQuantive, Inc. *	$271,031
15,000	Harte-Hanks, Inc.	384,600
6,000	inVentiv Health, Inc. *	172,680
5,600	Monster Worldwide, Inc. *	238,896
10,000	R.H. Donnelley Corp. *	540,700
	1,607,907
	AEROSPACE/DEFENSE (2.4%)
5,000	Armor Holdings, Inc. *	274,150
7,500	Aviall, Inc. *	356,400
12,000	BE Aerospace, Inc. *	274,320
4,000	Boeing Co. (The)	327,640
5,000	DRS Technologies, Inc.	243,750
4,600	General Dynamics Corp.	301,116
3,500	L-3 Communications Holdings, Inc.	263,970
12,750	Moog, Inc. Class A*	436,305
8,800	Precision Castparts Corp.	525,888
7,000	Rockwell Collins, Inc.	391,090
	3,394,629
	AIR TRANSPORT (0.3%)
2,600	FedEx Corp.	303,836
5,100	UTI Worldwide, Inc.	128,673
	432,509
	APPAREL (1.1%)
5,000	Gildan Activewear, Inc. Class A*	235,000
6,400	Guess?, Inc. *	267,200
8,125	Jos A. Bank Clothiers, Inc. *	194,675
9,000	Phillips-Van Heusen Corp.	343,440
8,000	Polo Ralph Lauren Corp. Class A	439,200
	1,479,515
	AUTO & TRUCK (0.3%)
9,200	Oshkosh Truck Corp.	437,184
	AUTO PARTS (0.7%)
4,300	BorgWarner, Inc.	279,930
9,000	Johnson Controls, Inc.	739,980
	1,019,910
	BANK (1.7%)
11,000	Bank of Hawaii Corp.	545,600
11,500	Colonial BancGroup, Inc. (The)	295,320
6,000	Compass Bancshares, Inc.	333,600
5,000	M&T Bank Corp.	589,600
5,600	SVB Financial Group *	254,576
6,000	Wells Fargo & Co.	402,480
	2,421,176
	BANK - CANADIAN (0.2%)
6,800	Royal Bank of Canada	276,760
	BANK - MIDWEST (0.7%)
10,954	Commerce Bancshares, Inc.	548,248
2,300	First Midwest Bancorp, Inc.	85,284
5,000	Northern Trust Corp.	276,500
	910,032
	BEVERAGE - ALCOHOLIC (0.2%)
3,600	Brown-Forman Corp. Class B	257,220
	BEVERAGE - SOFT DRINK (0.8%)
6,000	Hansen Natural Corp. *	1,142,220
	BIOTECHNOLOGY (0.2%)
5,700	Techne Corp. *	290,244
	BUILDING MATERIALS (1.1%)
8,000	Aleris International, Inc. *	366,800
3,300	Fluor Corp.	306,669
5,000	Jacobs Engineering Group, Inc. *	398,200
6,600	Simpson Manufacturing Company, Inc.	237,930
5,000	Washington Group International, Inc.	266,700
	1,576,299
	CANADIAN ENERGY (0.6%)
8,000	Suncor Energy, Inc.	648,080
12,000	Talisman Energy, Inc.	209,760
	857,840
	CEMENT & AGGREGATES (0.9%)
7,200	Eagle Materials, Inc.	342,000
8,100	Florida Rock Industries, Inc.	402,327
3,400	Martin Marietta Materials, Inc.	309,910
3,000	Vulcan Materials Co.	234,000
	1,288,237
	CHEMICAL - DIVERSIFIED (0.8%)
4,000	Air Products & Chemicals, Inc.	255,680
7,000	Brady Corp. Class A	257,880
12,000	Hexcel Corp. *	188,520
5,000	Monsanto Co.	420,950
	1,123,030
	CHEMICAL - SPECIALTY (1.4%)
10,000	Airgas, Inc.	372,500
18,000	Ecolab, Inc.	730,440
11,400	Praxair, Inc.	615,600
4,200	Sigma-Aldrich Corp.	305,088
	2,023,628
	COAL (0.9%)
12,500	Joy Global, Inc.	651,125
11,000	Peabody Energy Corp.	613,250
	1,264,375
	COMPUTER & PERIPHERALS (0.2%)
10,000	Hewlett-Packard Co.	316,800
	COMPUTER SOFTWARE & SERVICES (1.2%)
9,500	ANSYS, Inc. *	454,290
4,000	Citrix Systems, Inc. *	160,560
8,000	Cognizant Technology Solutions Corp. Class A *	538,960
4,700	DST Systems, Inc. *	279,650
10,500	Trident Microsystems, Inc. *	199,290
	1,632,750
	DIVERSIFIED COMPANIES (2.8%)
6,600	Acuity Brands, Inc.	256,806

Value Line Asset Allocation Fund, Inc.

June 30, 2006

Shares		Value

15,000	AMETEK, Inc.	$710,700
5,200	Brink's Co. (The)	293,332
4,700	Danaher Corp.	302,304
12,000	ESCO Technologies, Inc. *	641,400
5,000	Fortune Brands, Inc.	355,050
8,000	ITT Industries, Inc.	396,000
7,800	McDermott International, Inc. *	354,666
3,300	Textron, Inc.	304,194
5,000	United Technologies Corp.	317,100
	3,931,552
	DRUG (2.4%)
2,400	Allergan, Inc.	257,424
6,000	Amylin Pharmaceuticals, Inc. *	296,220
4,500	Barr Pharmaceuticals, Inc. *	214,605
15,400	Celgene Corp. *	730,422
7,000	Covance, Inc. *	428,540
4,000	Genzyme Corp. *	244,200
7,300	Gilead Sciences, Inc. *	431,868
10,000	Pharmaceutical Product Development, Inc.	351,200
11,000	Teva Pharmaceutical Industries Ltd. ADR	347,490
	3,301,969
	E-COMMERCE (0.2%)
9,000	Akamai Technologies, Inc. *	325,710
	EDUCATIONAL SERVICES (0.2%)
4,200	ITT Educational Services, Inc. *	276,402
	ELECTRICAL EQUIPMENT (1.7%)
19,000	Corning, Inc. *	459,610
3,300	Emerson Electric Co.	276,573
3,200	Garmin Ltd.	337,408
4,000	Rockwell Automation, Inc.	288,040
6,400	Thomas & Betts Corp. *	328,320
9,800	WESCO International, Inc. *	676,200
	2,366,151
	ELECTRICAL UTILITY - CENTRAL (0.6%)
14,000	TXU Corp.	837,060
	ELECTRICAL UTILITY - EAST (0.3%)
7,000	Exelon Corp.	397,810
	ELECTRICAL UTILITY - WEST (0.3%)
8,000	Sempra Energy	363,840
	ELECTRONICS (1.0%)
7,000	Amphenol Corp. Class A	391,720
3,300	Cooper Industries Ltd. Class A	306,636
7,400	Harris Corp.	307,174
8,700	MEMC Electronic Materials, Inc. *	326,250
	1,331,780
	ENTERTAINMENT TECHNOLOGY (0.1%)
3,000	Scientific Games Corp. Class A*	106,860
	ENVIRONMENTAL (0.9%)
10,000	Republic Services, Inc.	403,400
4,300	Stericycle, Inc. *	279,930
7,000	Waste Connections, Inc. *	254,800
8,000	Waste Management, Inc.	287,040
	1,225,170
	FINANCIAL SERVICES - DIVERSIFIED (3.0%)
4,000	Affiliated Managers Group, Inc. *	347,560
3,300	BlackRock, Inc. Class A	459,261
11,000	Brown & Brown, Inc.	321,420
6,000	CIT Group, Inc.	313,740
9,700	Eaton Vance Corp.	242,112
2,600	Franklin Resources, Inc.	225,706
12,000	Global Payments, Inc.	582,600
11,000	Leucadia National Corp.	321,090
6,000	Principal Financial Group, Inc.	333,900
8,700	ProAssurance Corp. *	419,166
4,500	Radian Group, Inc.	278,010
300	Student Loan Corp. (The)	60,600
6,800	T. Rowe Price Group, Inc.	257,108
	4,162,273
	FOOD PROCESSING (0.5%)
11,400	Flowers Foods, Inc.	326,496
12,400	United Natural Foods, Inc. *	409,448
	735,944
	HOTEL/GAMING (2.1%)
6,000	Ameristar Casinos, Inc.	116,700
8,600	Choice Hotels International, Inc.	521,160
6,200	Gaylord Entertainment Co. *	270,568
3,800	Harrah's Entertainment, Inc.	270,484
7,500	International Game Technology	284,550
4,100	Kerzner International Ltd. *	325,048
17,200	Penn National Gaming, Inc. *	667,016
7,500	Station Casinos, Inc.	510,600
	2,966,126
	HOUSEHOLD PRODUCTS (0.2%)
7,600	Scotts Miracle-Gro Co. (The), Class A	321,632
	HUMAN RESOURCES (0.1%)
5,200	Administaff, Inc.	186,212
	INDUSTRIAL SERVICES (1.6%)
16,000	C.H. Robinson Worldwide, Inc.	852,800
5,700	Corrections Corp. of America *	301,758
5,300	EMCOR Group, Inc. *	257,951
5,400	Expeditors International of Washington, Inc.	302,454
6,300	URS Corp. *	264,600
5,600	World Fuel Services Corp.	255,864
	2,235,427
	INFORMATION SERVICES (0.8%)
5,400	Alliance Data Systems Corp. *	317,628
4,000	Corporate Executive Board Co. (The)	400,800
5,500	Dun & Bradstreet Corp. (The) *	383,240
	1,101,668
	INSURANCE - LIFE (1.5%)
6,300	AFLAC, Inc.	292,005
11,250	Delphi Financial Group, Inc. Class A	409,050

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

11,000	Manulife Financial Corp.	$349,470
6,000	MetLife, Inc.	307,260
4,500	Prudential Financial, Inc.	349,650
6,400	StanCorp Financial Group, Inc.	325,824
	2,033,259
	INSURANCE - PROPERTY & CASUALTY (1.6%)
5,600	Assurant, Inc.	271,040
24,525	Berkley (W.R.) Corp.	837,038
5,500	Chubb Corp. (The)	274,450
8,000	HCC Insurance Holdings, Inc.	235,520
7,600	RLI Corp.	366,168
7,000	Sun Life Financial, Inc.	279,510
	2,263,726
	INTERNET (0.4%)
5,000	CheckFree Corp. *	247,800
12,500	E*Trade Financial Corp. *	285,250
	533,050
	MACHINERY (3.0%)
4,500	Actuant Corp. Class A	224,775
15,300	Applied Industrial Technologies, Inc.	371,943
2,000	Dover Corp.	98,860
5,700	Foster Wheeler Ltd. *	246,240
12,000	Gardner Denver, Inc. *	462,000
6,400	Graco, Inc.	294,272
7,500	IDEX Corp.	354,000
15,400	JLG Industries, Inc.	346,500
8,400	Lennox International, Inc.	222,432
9,200	Manitowoc Company, Inc. (The)	409,400
5,800	MSC Industrial Direct Co., Inc. Class A	275,906
9,600	Roper Industries, Inc.	448,800
4,600	Terex Corp. *	454,020
	4,209,148
	MARITIME (0.3%)
9,400	Kirby Corp. *	371,300
	MEDICAL SERVICES (4.1%)
10,500	Coventry Health Care, Inc. *	576,870
10,500	DaVita, Inc. *	521,850
8,000	Healthways, Inc. *	421,120
7,000	Humana, Inc. *	375,900
4,700	Laboratory Corporation of America Holdings *	292,481
6,000	Manor Care, Inc.	281,520
8,000	Pediatrix Medical Group, Inc. *	362,400
5,000	Quest Diagnostics, Inc.	299,600
16,000	Sierra Health Services, Inc. *	720,480
7,500	Sunrise Senior Living, Inc. *	207,375
10,360	UnitedHealth Group, Inc.	463,921
10,000	VCA Antech, Inc. *	319,300
11,595	WellPoint, Inc. *	843,768
	5,686,585
	MEDICAL SUPPLIES (4.5%)
5,700	ArthroCare Corp. *	239,457
8,000	Bard (C.R.), Inc.	586,080
5,000	Becton Dickinson & Co.	305,650
9,000	Cytyc Corp. *	228,240
10,000	DENTSPLY International, Inc.	606,000
6,000	Fisher Scientific International, Inc. *	438,300
6,000	Haemonetics Corp. *	279,060
5,700	Henry Schein, Inc. *	266,361
5,200	Hologic, Inc. *	256,672
3,500	IDEXX Laboratories, Inc. *	262,955
5,800	Intuitive Surgical, Inc. *	684,226
6,300	Kyphon, Inc. *	241,668
3,000	LCA-Vision, Inc.	158,730
5,000	McKesson Corp.	236,400
8,000	Owens & Minor, Inc.	228,800
8,000	ResMed, Inc. *	375,600
10,000	Respironics, Inc. *	342,200
5,300	Varian Medical Systems, Inc. *	250,955
5,900	Ventana Medical Systems, Inc. *	278,362
	6,265,716
	METALS & MINING DIVERSIFIED (0.4%)
7,400	Allegheny Technologies, Inc.	512,376
	METALS FABRICATING (0.2%)
4,300	Harsco Corp.	335,228
	NATURAL GAS - DISTRIBUTION (0.5%)
4,400	AGL Resources, Inc.	167,728
10,500	Southern Union Co.	284,130
8,100	UGI Corp.	199,422
	651,280
	NATURAL GAS - DIVERSIFIED (1.2%)
18,000	Southwestern Energy Co. *	560,880
23,666	XTO Energy, Inc.	1,047,694
	1,608,574
	OFFICE EQUIPMENT & SUPPLIES (0.2%)
7,000	Office Depot, Inc. *	266,000
	OILFIELD SERVICES/EQUIPMENT (0.8%)
9,000	FMC Technologies, Inc. *	607,140
3,300	Halliburton Co.	244,893
5,600	Weatherford International Ltd. *	277,872
	1,129,905
	PACKAGING & CONTAINER (0.3%)
15,000	CLARCOR, Inc.	446,850
	PETROLEUM - INTEGRATED (1.2%)
23,000	Chesapeake Energy Corp.	695,750

Value Line Asset Allocation Fund, Inc.

June 30, 2006

Shares		Value

13,952	Valero Energy Corp.	$928,087
	1,623,837
	PETROLEUM - PRODUCING (1.2%)
4,000	Cimarex Energy Co.	172,000
22,500	Range Resources Corp.	611,775
23,500	Tenaris S.A. ADR	951,515
	1,735,290
	PHARMACY SERVICES (0.7%)
7,000	Caremark Rx, Inc.	349,090
6,200	Express Scripts, Inc. *	444,788
5,000	Omnicare, Inc.	237,100
	1,030,978
	PRECISION INSTRUMENT (0.2%)
4,300	Mettler Toledo International, Inc. *	260,451
	PUBLISHING (0.2%)
6,000	McGraw-Hill Cos, Inc. (The)	301,380
	R.E.I.T. (0.8%)
8,700	Brookfield Properties Co.	279,879
6,700	General Growth Properties, Inc.	301,902
6,600	LaSalle Hotel Properties	305,580
3,000	Pan Pacific Retail Properties, Inc.	208,110
	1,095,471
	RAILROAD (1.1%)
4,300	Burlington Northern Santa Fe Corp.	340,775
6,400	Canadian National Railway Co.	280,000
5,200	Canadian Pacific Railway Ltd.	265,928
11,400	Kansas City Southern *	315,780
5,400	Norfolk Southern Corp.	287,388
	1,489,871
	RECREATION (0.2%)
7,750	Shuffle Master, Inc. *	254,045
	RESTAURANT (1.4%)
8,500	Darden Restaurants, Inc.	334,900
5,500	Panera Bread Co. Class A*	369,820
16,500	RARE Hospitality International, Inc. *	474,540
23,550	Sonic Corp. *	489,604
7,800	Starbucks Corp. *	294,528
	1,963,392
	RETAIL - AUTOMOTIVE (0.3%)
12,800	O'Reilly Automotive, Inc. *	399,232
	RETAIL - SPECIAL LINES (1.2%)
3,000	Cato Corp. (The) Class A	77,550
10,000	Coldwater Creek, Inc. *	267,600
11,000	Dress Barn, Inc. (The) *	278,850
6,000	GameStop Corp. Class A*	252,000
7,500	Michaels Stores, Inc.	309,300
11,250	Pool Corp.	490,838
	1,676,138
	RETAIL BUILDING SUPPLY (1.0%)
8,400	Fastenal Co.	338,436
5,000	Lowe's Cos, Inc.	303,350
6,000	Tractor Supply Co. *	331,620
7,400	Watsco, Inc.	442,668
	1,416,074
	RETAIL STORE (0.7%)
4,500	J.C. Penney Company, Inc.	303,795
11,000	Nordstrom, Inc.	401,500
2,100	Sears Holdings Corp. *	325,164
	1,030,459
	SECURITIES BROKERAGE (1.5%)
4,400	Bear Stearns Companies, Inc. (The)	616,352
1,700	Goldman Sachs Group, Inc. (The)	255,731
6,600	Investment Technology Group, Inc. *	335,676
10,000	Jefferies Group, Inc.	296,300
3,600	Merrill Lynch & Co., Inc.	250,416
9,450	Raymond James Financial, Inc.	286,051
	2,040,526
	SEMICONDUCTOR (0.2%)
7,500	FormFactor, Inc. *	334,725
	SHOE (0.5%)
14,000	Genesco, Inc. *	474,180
7,000	Wolverine World Wide, Inc.	163,310
	637,490
	STEEL - GENERAL (0.7%)
3,200	Carpenter Technology Corp.	369,600
3,500	IPSCO, Inc.	334,915
6,000	Nucor Corp.	325,500
	1,030,015
	TELECOMMUNICATION SERVICES (1.4%)
12,000	American Tower Corp. Class A*	373,440
9,000	Crown Castle International Corp. *	310,860
18,000	NII Holdings, Inc. Class B*	1,014,840
6,300	West Corp. *	301,833
	2,000,973
	TELECOMMUNICATIONS EQUIPMENT (0.7%)
6,600	Anixter International, Inc.	313,236
6,000	Broadcom Corp. Class A*	180,300
10,000	Marvell Technology Group Ltd. *	443,300
5,000	Redback Networks, Inc. *	91,700
	1,028,536
	THRIFT (0.3%)
30,457	Hudson City Bancorp, Inc.	405,992
	TIRE & RUBBER (0.2%)
3,500	Carlisle Companies, Inc.	277,550
	TRUCKING/TRANSPORTATION LEASING (0.9%)
20,000	Hunt (J.B.) Transport Services, Inc.	498,200
5,250	Knight Transportation, Inc.	106,050

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

14,400	Landstar System, Inc.	$680,112
		1,284,362
	WIRELESS NETWORKING (0.2%)
4,500	Itron, Inc. *	266,670

	TOTAL COMMON STOCKS (Cost $70,484,271)	99,822,305

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.7%)
$1,000,000	Federal Home Loan Bank, 3.50%, 8/15/06	997,678
2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	1,949,950
1,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	975,299
3,000,000	Federal Home Loan Mortgage Corp., 3.25%, 11/2/07	2,914,020
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	967,319
2,500,000	Federal Home Loan Mortgage Corp., 5.75%, 1/15/12	2,529,410
2,000,000	Federal Home Loan Mortgage Corp., 5.13%, 7/15/12	1,961,802
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	945,142
1,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	967,509
1,732,073	Federal National Mortgage Association, 5.00%, 11/1/34	1,624,263
1,997,399	Government National Mortgage Association, 5.50%, 1/15/36	1,936,380

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,161,577)	17,768,772

CORPORATE BONDS & NOTES (0.6%)
	FINANCIAL SERVICES - DIVERSIFIED (0.6%)
1,000,000	SLM Corp., 4.98, 4/1/14**	928,400

	TOTAL CORPORATE BONDS & NOTES (Cost $993,968)	928,400

	TOTAL INVESTMENT SECURITIES (84.7%) (Cost $89,639,816)	118,519,477

REPURCHASE AGREEMENTS *** (13.9%)
$7,000,000	With Morgan Stanley & Co., 4.43%, dated 6/30/06, due 7/3/06, delivery value $7,002,584 (collateralized by $7,105,000 U.S. Treasury Notes 4.38%, due 1/31/08, with a value of $7,146,100)	$7,000,000
5,500,000	With State Street Bank & Trust., 4.28%, dated 6/30/06, due 7/3/06, delivery value $5,501,962 (collaterized by $5,755,000 U.S. Treasury Notes 4.38% due 8/15/12, with a value of $5,627,689)	5,500,000
6,900,000	With UBS Securities, LLC, 4.30%, dated 6/30/06, due 7/3/06, delivery value $6,902,473 (collateralized by $6,6061,000 U.S. Treasury Notes 7.25%, due 5/15/16, with a value of $7,071,482)	6,900,000

	TOTAL REPURCHASE AGREEMENTS (Cost $19,400,000)	19,400,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		1,938,359

NET ASSETS (100%)		$139,857,836

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($139,857,836 ÷ 6,507,039 shares outstanding )		$21.49

*	Non-Income producing.
**	Rate at 6/30/06. Floating rate changes monthly.
***	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of June 30, 2006 was as follows:

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$109,039,816	$30,893,873	$(2,014,212)	$28,879,661

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By ________________________________
Jean B. Buttner, President

Date:  ________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ____________________________________________
Jean B. Buttner, President, Principal Executive Officer

By: ___________________________________________________________
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: _______________________